Intangible Assets - Amortization Periods (Details) - Weighted average	12 Months Ended
Dec. 31, 2019
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Technology platform
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Noncompetition agreement
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years